Document and Entity Information	Aug. 10, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	PERIDOT ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39551
Entity Tax Identification Number	85-2505555
Entity Address, Address Line One	2229 San Felipe Street
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	713
Local Phone Number	322-7310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001821317
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	PDAC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PDAC
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PDAC WS
Security Exchange Name	NYSE